Business Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 Business	Mar. 30, 2013	Dec. 31, 2011
Business Acquisition [Line Items]
Number of acquisitions	5
Cash consideration for acquisition	$ 106,041		$ 41,000
Contingent consideration for acquisition	$ 6,000	$ 6,000
Business Acquisition
Business Acquisition [Line Items]
Percentage of net sales	2.00%
Percentage of operating earnings	2.00%